Income Taxes - Schedule of Income Taxes Paid, Net of Refunds, Disaggregated by Jurisdiction (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total	$ (75,503)	$ 45,708
Domestic (Cayman Islands) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net of income taxes (refunds) paid
Foreign (Malaysia) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net of income taxes (refunds) paid	75,503	45,708
Foreign (Hong Kong) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net of income taxes (refunds) paid
Foreign (Others) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net of income taxes (refunds) paid